Intangible Assets	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Intangible assets
10	Intangible assets
Intangible assets include expenditures with the development of the software, placement agent and the management contracts, customers relationship, brands, and the goodwill generated by the acquisitions of SPS, MAV, Compass and Lacan.
The software development comprises mainly the following assets:

•	Products for Risk System and Portfolio Allocation, whose purpose is to evaluate the risk of the funds and to allocate the clients’ portfolio; and

•	Systems and applications which are being developed to support retirement services applications.
The Entity assesses at each reporting date whether there is an indication that an intangible asset may be impaired. If any indication exists, the Entity estimates the asset’s recoverable amount. There were no indications of impairment of intangible assets for the year ended December 31, 2024, and 2023.

	12/31/2024
	Brands and licenses (a)		Software development	Placement Agent (b)	Goodwill (c)		Management Contracts and Customer relationships (d)	Total
Cost
At January 1, 2024	29		40,304	20,722	162,290		22,049	245,394
Assets recognized as a result of business combination	77,763		5,225	—	392,345		360,689	836,021
Additions	30		15,696	3,284	—		—	19,010
Write-off of assets, including fully depreciated items	—		(16,416)	—	—		—	(16,416)
Foreign exchange variation of intangible assets abroad	—		2,164	534	541		344	3,583

At December 31, 2024	77,822		46,973	24,540	555,175		383,082	1,087,592

Accumulated amortization
At January 1, 2024	—		(24,686)	(1,896)	—		(4,064)	(30,646)
Amortization	—		(4,476)	(2,769)	—		(5,061)	(12,306)
Write-off of assets, including fully depreciated items	—		14,712	—	—		—	14,712
Foreign exchange variation of intangible assets abroad	—		(1,117)	(286)	—		—	(1,403)

At December 31, 2024	—		(15,567)	(4,951)	—		(9,125)	(29,643)

At January 1, 2024	29		15,618	18,826	162,290		17,985	214,748

At December 31, 2024	77,822		31,407	19,588	555,175		373,956	1,057,949

Amortization rate (per year) - %	(a	)	20%	(b )	(c	)	(d )	—

(a)
Brands have an indefinite useful life and are not subject to amortization. The method used to calculate the fair value of the Brand was Relief from Royalty – RFR, which uses a royalty rate estimated and projected revenue of the Group. The useful life of the brand was determined by the Management as undefined. For this conclusion, we considered (i) the strong reputation among peers and customers, (ii) its potential as a consolidating brand, and (iii) the decision of Vinci in keeping Compass in the company’s new brand Group.

Brands are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

(b)
Refers to amounts capitalized relating to agreements with investments placement agents relating to funds raised from investors in funds managed by the Group. These amounts are amortized based on the estimated duration of the related funds. When a Fund has an undefined useful life (Perpetual funds), Placement agent costs are amortized within 10 years. In case of an early liquidation of the funds, the amortization period is adjusted, or if there is an indication of impairment, an impairment evaluation is performed and recognized, if necessary.

(c)
Goodwill has an indefinite useful life and are not subject to amortization. Goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. On December 31, 2024, goodwill was tested and no provision for impairment losses was identified by Vinci Compass.

Goodwill	12/31/2024	12/31/2023
Compass	287,866	—
SPS	162,290	162,290
Lacan	75,318	—
MAV	29,701	—

Total	555,175	162,290
The Group performs an impairment test annually and when circumstances indicate the carrying value may be impaired. No impairment losses on goodwill have been recognized in the current and prior year based on determining recoverable amount based on value-in-use.
Inputs to determine the impairment test of Goodwill:

Goodwill	12/31/2024		12/31/2023
	Annual inflation rate	Discount Rate	Annual inflation rate	Discount Rate
SPS	4.00%	15.25%	4.00%	12.50%
MAV	4.00%	15.25%	—	—
Compass and Lacan business combinations occurred less than 2 months before December 31, 2024. Therefore, since there has been no change in economic or operating conditions that would indicate the considerations paid or assumed for these business combinations should be revised, no impairment tests were performed for the goodwill generated from these business combinations.

(d)
Refers to the purchase price allocated to Fund’s Management Contracts and Customer relationships, as a result of the Business Combinations. These amounts are amortized based on the duration of the related funds. When a fund has an undefined useful life, the amount allocated to these intangible assets are subject to impairment test on annually basis, or whenever
any specific economic or operational condition indicates its cost must be reviewed. The total amount allocated to Management Contracts and Customer relationships with undefined useful life is $ 229,035 as of December 31, 2024 (none as of December 31, 2023).

Fund’s Management Contracts and Customer relationships for funs with defined useful life	Forecast period
	From	To
SPS	September 2022	December 2030
MAV	July 2024	December 2029
Lacan	November 2024	December 2041
Compass	November 2024	December 2053
Other assets than Goodwill are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). No impairment losses were recognized on December 31, 2024 and 2023.

	12/31/2023
	Software development and licenses	Placement Agent (a)	Goodwill (b)		Management Contracts and Customer relationships (c)	Total
Cost
At January 1, 2023	28,250	1,359	162,290		22,049	213,948
Additions	12,684	19,469	—		—	32,153
Foreign exchange variation of intangible assets abroad	(601)	(106)	—		—	(707)

At December 31, 2023	40,333	20,722	162,290		22,049	245,394

Accumulated amortization
At January 1, 2023	(23,629)	(65)	—		(1,016)	(24,710)
Amortization	(1,636)	(1,863)	—		(3,048)	(6,547)
Foreign exchange variation of intangible assets abroad	579	32	—		—	611

At December 31, 2023	(24,686)	(1,896)	—		(4,064)	(30,646)

At January 1, 2023	4,621	1,294	162,290		21,033	189,238

At December 31, 2023	15,647	18,826	162,290		17,985	214,748

Amortization rate (per year) - %	20%	(a )	(b	)	(c )	—